Related party transactions- Transactions with Yahoo (Details) - Yahoo ¥ in Millions, $ in Millions	12 Months Ended				21 Months Ended	87 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Sep. 30, 2014	Dec. 31, 2012
TIPLA royalty fee
Amount incurred or disbursed by the Company
Fee		¥ 448		¥ 748
Fee, as a percentage of revenues					1.50%	2.00%
Purchase of patents
Amount incurred or disbursed by the Company
Purchases	$ 24	¥ 144	$ 70	¥ 430